Other income and expense items	12 Months Ended
Dec. 31, 2017
Other income and expense items
Other income and expense items

4.Other income and expense items

This note provides a breakdown of the items included in other income, finance income, and costs and an analysis of expenses by nature for the years ended December 31, 2017, 2016 and 2015.

a.Other income

	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
	US $	US $	US $
Gains on settlement of contract disputes	—	83,320	5,027

The gain on settlement of contract disputes for the year ended December 31, 2016 relates to a write off of a payable due to a consultant as a result of a settlement with him. The gain on settlement of contract disputes for the year ended December 31, 2015 primarily relates to payables to a Director for amounts owed to him for his services as Chief Executive Officer. These amounts were written off in a settlement agreement.

b.Breakdown of expenses by nature

	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
	US $	US $	US $
General and administrative expenses
Employee benefits expenses, including share-based payments	2,778,854	1,445,110	1,146,566
Directors’ fees	728,798	423,051	380,969
Legal and professional fees	2,762,334	2,073,317	1,444,507
Investor and public relations advisory fees	1,283,012	647,919	292,949
Other expenses	988,398	322,753	312,189

	8,541,396	4,912,150	3,577,180

Research and development costs
Employee benefits expenses, including share-based payments	1,468,719	677,412	—
Contract research organization expenses	22,066,179	30,445,967	3,055,421
Chemistry and manufacturing development and other non-clinical development	2,933,475	2,145,641	949,466
Other research and development costs	3,006,920	1,525,795	676,053

	29,475,293	34,794,815	4,680,940

	2017	2016	2015
Auditors’ Remuneration	US $	US $	US $
Audit Fees	526,170	871,523	73,730
Audit-Related Fees	—	—	—
Tax Fees	—	—	—
Other Fees	—	—	—

Total	526,170	871,523	73,730

c.Finance income and costs

	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
	US $	US $	US $
Finance income
Interest from financial assets	133,612	69,754	15,028

	133,612	69,754	15,028

Finance costs
Interest expense	(200,000)	(383,259)	(268,216)
Accretion of end of term payment	(22,758)	—	—
Amortization of deferred financing costs	(52,691)	—	—

	(275,449)	(383,259)	(268,216)

Net finance costs	(141,837)	(313,505)	(253,188)